                               BLACKROCK FUNDS SM

                     THE EQUITY PORTFOLIOS/INVESTOR CLASSES
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on pages 4 through 7 are replaced with the follow-ing:

                                 LARGE CAP                        LARGE CAP                         MID-CAP
                                VALUE EQUITY                    GROWTH EQUITY                     VALUE EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .54%       .54%       .54%       .55%       .55%       .55%       .79%       .79%       .79%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee waivers)
 (/3/)                    .77        .77        .77        .79        .79        .79        .82        .82        .82
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee      .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee     .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses      .37        .37        .37        .39        .39        .39        .42        .42        .42
                    ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.31%      2.06%      2.06%      1.34%      2.09%      2.09%      1.61%      2.36%      2.36%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .80% and administration fees would be .23% for the Mid-Cap Value Equity Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .86% for each class of the Mid-Cap Value Equity Portfolio and "Total Portfolio operating expenses" would be 1.66% for Investor A Shares and 2.41% for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise pay-able at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                  MID-CAP                         SMALL CAP                        SMALL CAP
                                   GROWTH                           VALUE                            GROWTH
                                   EQUITY                           EQUITY                           EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .79%       .79%       .79%       .55%       .55%       .55%       .55%       .55%       .55%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .82        .82        .82        .80        .80        .80        .80        .80        .80
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee      .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee     .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses      .42        .42        .42        .40        .40        .40        .40        .40        .40
                    ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.61%      2.36%      2.36%      1.35%      2.10%      2.10%      1.35%      2.10%      2.10%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .80% and administration fees would be .23% for the Mid-Cap Growth Equity Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .84% for each class of the Mid-Cap Growth Equity Portfolio and "Total Portfolio operating expenses" would be 1.64% for Investor A Shares and 2.39% for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise pay-able at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                                                                                 INTERNATIONAL
                               INTERNATIONAL                    INTERNATIONAL                       EMERGING
                                   EQUITY                      SMALL CAP EQUITY                     MARKETS
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          5.0%      None       None        5.0%      None       None        5.0%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .66%       .66%       .66%       .80%       .80%       .80%      1.16%      1.16%      1.16%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses (after fee
 waivers)(/3/)            .87        .87        .87       1.00       1.00       1.00       1.09       1.09       1.09
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee      .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee     .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses      .47        .47        .47        .60        .60        .60        .69        .69        .69
                     ---        ---        ---        ---        ---        ---        ---        ---        ---
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.53%      2.28%      2.28%      1.80%      2.55%      2.55%      2.25%      3.00%      3.00%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .75%, 1.00% and 1.25% for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .88%, 1.02% and 1.09%, respectively, for each class of the Portfolios and "Total Portfolio operating expenses" would be: (ii) 1.63%, 2.02% and 2.34%, respectively, for Investor A Shares; and (iii) 2.38%, 2.77% and 3.09%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (oth-erwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                               SELECT EQUITY                     INDEX EQUITY                       BALANCED
                                 PORTFOLIO                        PORTFOLIO+                       PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        3.0%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee
 waivers)(/3/)(/4/)       .55%       .55%       .55%      .025%      .025%      .025%       .55%       .55%       .55%
12b-1 fees(/3/)(/5/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .78        .78        .78       .625       .625       .625        .82        .82        .82
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee      .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee     .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses      .38        .38        .38       .225       .225       .225        .42        .42        .42
                    ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.33%      2.08%      2.08%       .65%      1.40%      1.40%      1.37%      2.12%      2.12%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers administration fees would be .23% for the Index Eq-uity Portfolio. BlackRock, Inc. and the Portfolios' administrators are un-der no obligation to waive or continue waiving their fees, but have in-formed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .65% for each class of the Index Equity Port-folio and "Total Portfolio operating expenses" would be .85% for Investor A Shares and 1.60% for Investor B Shares and Investor C Shares. The Portfo-lios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
(5) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selection A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 8 is replaced with the following:

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio
 A Shares*                           $58       $ 85        $114      $196
 B Shares (Redemption)**              66        102         133       219***
 B Shares (No Redemption)             21         65         111       219***
 C Shares                             21         65         111       239
Large Cap Growth Equity Portfolio
 A Shares*                            58         86         115       199
 B Shares (Redemption)**              66        103         136       223***
 B Shares (No Redemption)             21         65         112       223***
 C Shares                             21         65         112       242
Mid-Cap Value Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Mid-Cap Growth Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Small Cap Value Equity Portfolio
 A Shares*                            58         86         116       200
 B Shares (Redemption)**              66        103         135       224***
 B Shares (No Redemption)             21         66         113       224***
 C Shares                             21         66         113       243
Small Cap Growth Equity Portfolio
 A Shares*                            58         86         116       200
 B Shares (Redemption)**              66        103         135       224***
 B Shares (No Redemption)             21         66         113       224***
 C Shares                             21         66         113       243
International Equity Portfolio
 A Shares*                            65         96         129       223
 B Shares (Redemption)**              68        108         144       242***
 B Shares (No Redemption)             23         71         122       242***
 C Shares                             23         71         122       262
International Small Cap Equity
 Portfolio
 A Shares*                            62         99         N/A       N/A
 B Shares (Redemption)**              71        116         N/A       N/A
 B Shares (No Redemption)             26         79         N/A       N/A
 C Shares                             26         79         N/A       N/A
International Emerging Markets
 Portfolio
 A Shares*                            72        117         164       296
 B Shares (Redemption)**              75        129         179       314***
 B Shares (No Redemption)             30         93         158       314***
 C Shares                             30         93         158       332
Select Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
 C Shares                             21         65         112       241
Index Equity Portfolio
 A Shares*                            36         50          65       109
 B Shares (Redemption)**              59         82         100       147***
 B Shares (No Redemption)             14         44          77       147***
 C Shares                             14         44          77       168
Balanced Portfolio
 A Shares*                            58         86         117       202
 B Shares (Redemption)**              67        103         136       226***
 B Shares (No Redemption)             22         66         114       226***
 C Shares                             22         66         114       245

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

The section "Who Manages The Fund?" is amended to reflect the fact that CastleInternational Asset Management Limited has changed its name to BlackRock International, Ltd.

This Supplement is dated March 3, 1998.

                               BLACKROCK FUNDS SM

                   THE EQUITY PORTFOLIOS/INSTITUTIONAL CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on page 4 are replaced with the following:

                           LARGE CAP  LARGE CAP                   MID-CAP    SMALL CAP  SMALL CAP
                             VALUE     GROWTH       MID-CAP        GROWTH      VALUE     GROWTH
                            EQUITY     EQUITY     VALUE EQUITY     EQUITY     EQUITY     EQUITY
                           PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO  PORTFOLIO  PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)                  .54%       .55%            .79%        .79%       .55%       .55%
 Other operating expenses        .30        .32             .35         .35        .33        .33
                                 ---        ---             ---         ---        ---        ---
 Administration fees
  (after fee
  waivers)(/1/)             .21        .23          .20           .20         .23        .23
 Other expenses             .09        .09          .15           .15         .10        .10
                            ---        ---          ---           ---         ---        ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                  .84%       .87%           1.14%       1.14%       .88%       .88%
                                 ===        ===            ====        ====        ===        ===

                                           INTERNATIONAL   INTERNATIONAL
                           INTERNATIONAL     SMALL CAP        EMERGING      SELECT       INDEX
                               EQUITY          EQUITY         MARKETS       EQUITY      EQUITY     BALANCED
                             PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO  PORTFOLIO+   PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES (AS
  A PERCENTAGE OF AVERAGE
  NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)(/2/)                  .66%            .80%           1.16%       .55%        .025%       .55%
 Other operating expenses             .40             .53             .62        .31         .155        .35
                                      ---             ---             ---        ---         ----        ---
 Administration fees
  (after fee
  waivers)(/1/)               .21             .23             .23           .23        .033         .23
 Other expenses               .19             .30             .39           .08        .122         .12
                              ---             ---             ---           ---        ----         ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                      1.06%           1.33%           1.78%       .86%         .18%       .90%
                                     ====            ====            ====        ===          ===        ===

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios and .75%, 1.00% and 1.25%, respective-ly, for the International Equity, International Small Cap Equity and Inter-national Emerging Markets Portfolios, and administration fees would be .23% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity and Index Equity Portfolios. BlackRock, Inc. and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be .39%, .37%, .41%, .55%, .62% and .18%, respectively, for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity, International Small Cap Equity, International Emerg-ing Markets and Index Equity Portfolios, and "Total Portfolio operating ex-penses" would be 1.19%, 1.17%, 1.16%, 1.55%, 1.87% and .38%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 5 is replaced with the following:

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $ 9        $27        $47       $104
Large Cap Growth Equity Portfolio      9         28         48        107
Mid-Cap Value Equity Portfolio        12         36        N/A        N/A
Mid-Cap Growth Equity Portfolio       12         36        N/A        N/A
Small Cap Value Equity Portfolio       9         28         49        108
Small Cap Growth Equity Portfolio      9         28         49        108
International Equity Portfolio        11         34         58        129
International Small Cap Equity
 Portfolio                            14         42        N/A        N/A
International Emerging Markets
 Portfolio                            18         56         96        209
Select Equity Portfolio                9         27         48        106
Index Equity Portfolio                 2          6         10         23
Balanced Portfolio                     9         29         50        111

The section "Who Manages The Fund?" is amended to reflect the fact that CastleInternational Asset Management Limited has changed its name to BlackRock International, Ltd.

This Supplement is dated March 3, 1998.

                               BLACKROCK FUNDSSM

                      THE EQUITY PORTFOLIOS/SERVICE CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on page 4 are replaced with the following:

                                  LARGE CAP       LARGE CAP                      MID-CAP     SMALL CAP   SMALL CAP
                                    VALUE           GROWTH         MID-CAP        GROWTH       VALUE       GROWTH
                                    EQUITY          EQUITY       VALUE EQUITY     EQUITY      EQUITY       EQUITY
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)                  .54%            .55%            .79%        .79%         .55%        .55%
Other operating expenses                   .60             .62             .65         .65          .63         .63
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .21             .23             .20           .20          .23         .23
 Shareholder servicing fees        .15             .15             .15           .15          .15         .15
 Other expenses                    .24             .24             .30           .30          .25         .25
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.14%           1.17%           1.44%       1.44%        1.18%       1.18%
                                       =======         =======         =======       =====        =====       =====

                                                INTERNATIONAL   INTERNATIONAL
                                INTERNATIONAL     SMALL CAP        EMERGING       SELECT       INDEX
                                    EQUITY          EQUITY         MARKETS        EQUITY      EQUITY      BALANCED
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO+   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)(/2/)             .66%            .80%           1.16%        .55%        .025%        .55%
Other operating expenses                   .70             .83             .92         .61         .455         .65
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .21             .23             .23           .23         .033         .23
 Shareholder servicing fees        .15             .15             .15           .15         .150         .15
 Other expenses                    .34             .45             .54           .23         .272         .27
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.36%           1.63%           2.08%       1.16%        .480%       1.20%
                                       =======         =======         =======       =====        =====       =====

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios and .75%, 1.00% and 1.25%, respective-ly, for the International Equity, International Small Cap Equity and Inter-national Emerging Markets Portfolios, and administration fees would be .23% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity and Index Equity Portfolios. BlackRock, Inc. and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be .69%, .67%, .71%, .85%, .92% and .48%, respectively, for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity, International Small Cap Equity, International Emerg-ing Markets and Index Equity Portfolios, and "Total Portfolio operating ex-penses" would be 1.49%, 1.47%, 1.46%, 1.85%, 2.17% and .68%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 5 is replaced with the following:

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $12        $36        $63       $139
Large Cap Growth Equity Portfolio     12         37         64        142
Mid-Cap Value Equity Portfolio        15         46        N/A        N/A
Mid-Cap Growth Equity Portfolio       15         46        N/A        N/A
Small Cap Value Equity Portfolio      12         37         65        143
Small Cap Growth Equity Portfolio     12         37         65        143
International Equity Portfolio        14         43         74        164
International Small Cap Equity
 Portfolio                            17         51        N/A        N/A
International Emerging Markets
 Portfolio                            21         65        112        241
Select Equity Portfolio               12         37         64        141
Index Equity Portfolio                 5         15         27         60
Balanced Portfolio                    12         38         66        145

The section "Who Manages The Fund?" is amended to reflect the fact that CastleInternational Asset Management Limited has changed its name to BlackRock International, Ltd.

This Supplement is dated March 3, 1998.

--------------------------------------------------------------------------------

                               BLACKROCK FUNDS SM

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 1998

  The Statement of Additional Information is amended to reflect the fact that CastleInternational Asset Management Limited has changed its name to BlackRock International, Ltd.

  This Supplement is dated March 3, 1998.

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